Investments	12 Months Ended
Dec. 31, 2025
Investments [Abstract]
Investments
7.	Investments

The following tables outline changes in investments during the years:

			Balance at December 31, 2024	Additions	Disposal	Redemptions	Change in fair value through profit or loss	Effects of foreign exchange	Balance at December 31, 2025
Entity	Instrument	Note	$	$	$	$	$	$	$
A2ZCryptoCap Inc.	Shares	(i)	2,224	-	-	-	1,570	-	3,794
Royal Bank of Canada	GIC	(ii)	20,850	-	-		-	1,039	21,889
Meridian	GIC	(viii)	1,181,499	-	-	(1,181,499)	-	-	-
Gamestop	Shares	(iv)	-	48,516	-	-	(8,358)	-	40,158
Genius Group Ltd	Shares	(v)	-	49,009	(2,217)	-	(24,886)	-	21,906
JZR Gold	Shares	(vi)	-	214,161	(283,097)	-	68,936	-	-
JZR Gold	Warrants	(vi)	-	150,639	-	-	220,694	-	371,333
			1,204,573	462,325	(285,314)	(1,181,499)	257,956	1,039	459,080

								Current	459,080
								Non-current	-
									459,080
			Balance at December 31, 2023	Additions	Redemptions	Change in fair value through profit or loss	Effects of foreign exchange	Balance at December 31, 2024
Entity	Instrument	Note	$	$		$	$	$
A2ZCryptoCap Inc.	Shares	(i)	6,049	—	—	(3,702)	(123)	2,224
Royal Bank of Canada	GIC	(iii)	756,100	—	(738,000)	—	(18,100)	—
Royal Bank of Canada	GIC	(ii)	—	2,955,610	(2,934,760)	—	—	20,850
Bank of Montreal	GIC	(vii)	—	500,000	(500,000)	—	—	—
Meridian	GIC	(viii)	—	3,234,026	(2,016,317)	—	(36,210)	1,181,499
			762,149	6,689,636	(6,189,077)	(3,702)	(54,433)	1,204,573

							Current	1,202,349
							Non-Current	2,224
								1,204,573

i)	On June 23, 2022, the Company acquired 80,000 shares of A2ZCryptoCap Inc. for C$0.10 per share. As at December 31, 2025, the fair value of the shares was determined based on the quoted market price of the shares of C$0.065 per share (December 31, 2024 – C$0.04).

ii)	During the year ended December 31, 2024, the Company purchased four GICs for a total amount of C$4,030,000 from RBC with maturity dates ranging from February 14, 2025, to September 12, 2025. The GICs pay variable interest ranging from 4.20% to 4.95% per annum. As of December 31, 2025, the total balance outstanding was C$30,000 (December 31, 2024 – C$30,000) as three GICs out of the four were effectively redeemed during the year ended December 31, 2024.

iii)	On August 9, 2023, the Company purchased a Guaranteed Investment Certificate (“GIC”) in the amount of C$744,500 from Royal Bank of Canada (“RBC”) with a maturity date of August 9, 2024. The GIC pays variable interest based on RBC’s Prime Interest Rate minus 2.00%. During the year ended December 31, 2024, the Company redeemed the full amount for gross proceeds of $738,000. The balance outstanding as at December 31, 2024 is $Nil.

iv)	On July 18, 2025, the Company purchased 2,000 shares of GameStop Corp. (NYSE: GME) for a total amount of $48,516 (C$66,561) for $23.55 per share. As at December 31, 2025, the fair value of the shares was determined based on the quoted market price of $20.08 per share resulting in a gain on change in fair value of $8,358 for the year.

v)	On July 25, 2025, the Company purchased 40,000 shares of Genius Group Limited (AMEX: GNS) for a total amount of $49,009 (C$67,237) for a weighted average price of $1.20 per share. On July 28, 2025, the Company sold 1,871 shares of GNS for a total amount of $2,217 (C$3,043). As at December 31, 2025, the fair value of the remaining 38,129 shares, was determined based on the quoted market price of $0.57 per share resulting in a loss on change in fair value of $24,886 for the year.

vi)	On July 22, 2025, the Company acquired 1,666,667 units at a price of C$0.30 per unit of JZR Gold Inc (“JZR”) for $364,800 (C$500,000). Each unit is comprised of one common share in the capital of JZR and one non-transferable common share purchase warrant to acquire one common share at a price of C$0.40 per warrant share.

●	The Company sold 1,666,667 common shares on December 10, 2025, with a fair value of $283,097 (C$391,667), at C$0.235 per share, resulting in a loss on change in fair value of $68,936 prior to the date of sale. As of December 31, 2025, there were no outstanding shares.

●	The 1,666,667 associated warrants, valued at $150,639 on acquisition date using the Black Scholes model, had a fair value of $371,333 as at December 31, 2025, resulting in a gain on change in fair value of $220,694 for the year ended December 31, 2025.

The fair value of the warrants was determined using the Black-Scholes option pricing model and the following assumptions as at the following dates:

	July 22, 2025	December 31, 2025
Share price (CDN)	$0.460	$0.465
Exercise price	$0.29	$0.29
Expected dividend yield	-	-
Risk free interest rate	2.78%	2.55%
Expected life	2.00	1.56
Expected volatility	135.64%	140.17%
vii)	During the year ended December 31, 2024, the Company purchased a GIC in the amount of $500,000 from Bank of Montreal (“BMO”) with a maturity date of October 11, 2024. The GIC paid a variable interest rate of 4.50% per annum. As of December 31, 2024, the total balance outstanding is $Nil as the entire amount was redeemed at maturity.

viii)	During the year ended December 31, 2024, the Company purchased three GICs for a total amount of C$4,520,000 from Meridian Credit Union (“Meridian”) with maturity dates ranging from December 21, 2024, to March 25, 2025. The GICs pay variable interest ranging from 3.52% to 3.78% per annum. As of December 31, 2025, the total balance outstanding was $Nil as the remaining GICs were redeemed during the year (December 31, 2024 - C$1,700,000).